Financial Instruments - Summary of Cash Resources and Other Financial Assets (Parenthetical) (Detail) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of Detailed Information about Financial Instruments [Line Items]
Equity investments non current at fair value through other comprehensive income	€ 284	€ 244
Non Current Financial Assets At Amortised Cost [Member] | Judicial Deposits [Member]
Disclosure of Detailed Information about Financial Instruments [Line Items]
Investments in judicial deposits non current	94	136
Non Current Financial Assets At Amortised Cost [Member] | Bonds [Member]
Disclosure of Detailed Information about Financial Instruments [Line Items]
Investment in bonds non current		€ 56